UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]is a restatement.
                                   [ ] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Maureen Milet
Title: Vice President & Chief Compliance Officer-Investments
Phone: (617) 572-0203


            Maureen Milet      Boston, MA             February 25, 2013
            -------------      -------------          -----------------
            [Signature]        [City, State]          [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:    NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       84

Form 13F Information Table Value Total:                  US $298,144 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1                                          Maritime Life Assurance Company

                                                             Shares
                          Title       CUSIP         Value    or Prn   SH/ Put/  Investment    Other            VOTING AUTHORITY
Name of Issuer            of Class    Number      (x$1000)   Amount   PRN Call  Discretion    Manager         SOLE   SHARED   NONE
ABER DIAMOND CORP         COM         002893105        713     19,100 SH        DEFINED         1               0     19,100    0
AGNICO EAGLE MINES, LTD.  COM         008474108        493     29,400 SH        DEFINED         1               0     29,400    0
AETERNA LABS              SUB VTG SH  007975105         82     15,900 SH        DEFINED         1               0     15,900    0
ALCAN INC                 COM         013716105      2,751     52,500 SH        DEFINED         1               0     52,500    0
ALLIANCE ATLANTIS         COM         01853E204        296     13,900 SH        DEFINED         1               0     13,900    0
AMPEX CORP.               COM         032092108         28      9,320 SH        SOLE                        9,320          0    0
ANGIOTECH PHARM           COM         034918102        841     14,300 SH        DEFINED         1               0     14,300    0
BALLARD POWER SYSTEMS     COM         05858H104        735     41,400 SH        DEFINED         1               0     41,400    0
BANK OF MONTREAL          COM         063671101      6,518    139,600 SH        DEFINED         1               0    139,600    0
BANK OF NOVA SCOTIA       COM         064149107     17,441    276,400 SH        DEFINED         1               0    276,400    0
BARRICK GOLD              COM         067901108      3,179    125,000 SH        DEFINED         1               0    125,000    0
BCE INC.                  COM         05534B109      8,639    296,350 SH        DEFINED         1               0    296,350    0
BEMA GOLD                 COM         08135F107        420    122,800 SH        DEFINED         1               0    122,800    0
BOARDWALK EQUITIES        COM         096613104        186     12,100 SH        DEFINED         1               0     12,100    0
BRASCAN CORP              COM         10549P606      6,828    200,000 SH        DEFINED         1               0    200,000    0
BROOKFIELD PPTYS          COM         112900105        881     27,809 SH        DEFINED         1               0     27,809    0
CALPINE                   COM         131347906      1,683    150,000 SH        DEFINED         1               0    150,000    0
CAMBIOR                   COM         131347906        216     58,300 SH        DEFINED         1               0     58,300    0
CANADIAN IMPERIAL BANK    COM         136069101     18,551    335,400 SH        DEFINED         1               0    335,400    0
CANADIAN NATIONAL RY      COM         136375102      4,745     68,000 SH        DEFINED         1               0     68,000    0
CANWEST GLOBAL COMM       COM         138906300        391     35,073 SH        DEFINED         1               0     35,073    0
CLEAN HARBORS             COM         184496107        850    200,000 SH        SOLE                      200,000          0    0
CHC HELICOPTER CORP       COM         12541C203        171      6,400 SH        DEFINED         1               0      6,400    0
COINSTAR INC.             COM         19259P300        471     35,000 SH        SOLE                       35,000          0    0
CORUS                     COM         220874101        350     14,900 SH        DEFINED         1               0     14,900    0
CREO PRODUCTS             COM         13566G509        246     17,400 SH        DEFINED         1               0     17,400    0
DECOMA INTL               COM         13566G509         73      5,400 SH        DEFINED         1               0      5,400    0
DESCARTES SYSTEMS         COM         249906108         49     14,300 SH        DEFINED         1               0     14,300    0
DOREL INDUSTRIES          COM         25822C205        312      9,800 SH        DEFINED         1               0      9,800    0
ENBRIDGE INC.             COM         29250N105     11,522    239,300 SH        DEFINED         1               0    239,300    0
ENCANA                    COM         292505104      2,601     53,192 SH        DEFINED         1               0     53,192    0
ELDORADO GOLD CORP        COM         284902103        310     87,800 SH        DEFINED         1               0     87,800    0
ENERPLUS RES FUND         COM         29274D604      5,400    153,200 SH        DEFINED         1               0    153,200    0
EXTENDICARE INC.          COM         30224T871        163     21,300 SH        DEFINED         1               0     21,300    0
FAIRFAX FIN SRV           COM         303901102        989      4,700 SH        DEFINED         1               0      4,700    0
FIRSTSERVICE CORP         COM         33761N109        115      4,700 SH        DEFINED         1               0      4,700    0
FOUR SEASONS HOTELS       SUB VTG SH  35100E104        553      8,206 SH        DEFINED         1               0      8,206    0
GSI LUMONICS              COM         345426100        158     14,300 SH        DEFINED         1               0     14,300    0
GILDAN ACTIVWEAR          SUB VTG SH  375916103        307      8,100 SH        DEFINED         1               0      8,100    0
GLAMIS GOLD, LTD.         COM         376775102        808     45,200 SH        DEFINED         1               0     45,200    0
GOLDCORP INC              COM         380956409      1,208     64,100 SH        DEFINED         1               0     64,100    0
GROUPE CGI                SUB VTG SH  39945C109        661     84,600 SH        DEFINED         1               0     84,600    0
GOLDEN STAR RES           COM         38119T104        234     41,700 SH        DEFINED         1               0     41,700    0
GOLDEN STATE VINTNERS     COM         38121K208      2,016    658,695 SH        SOLE                      658,695          0    0
HUMMINGBIRD COMMUN        COM         44544R101        166      6,200 SH        DEFINED         1               0      6,200    0
ID BIOMEDICAL             COM         44936D108        280     12,000 SH        DEFINED         1               0     12,000    0
IAMGOLD                   COM         450913108        420     50,300 SH        DEFINED         1               0     50,300    0
INTERTAPE POLYMER         COM         460915200        115     11,900 SH        DEFINED         1               0     11,900    0
INTRAWEST CORP.           COM         460915200        315     16,700 SH        DEFINED         1               0     16,700    0
IPSCO INC.                COM         462622101        271     16,600 SH        DEFINED         1               0     16,600    0
KINGSWAY FINANCIAL        COM         496904103        248     19,500 SH        DEFINED         1               0     19,500    0
LILY ELI & CO             COM         532457108          6      1,040 SH        SOLE                        1,040          0    0
LODGENET ENTERTAINMENT    COM         540211109      1,750    160,000 SH        SOLE                      160,000          0    0
MI DEVELOPMENTS INC       SUB VTG SH  55304X104        515     16,600 SH        DEFINED         1               0     16,600    0
MAGNA INTL                SUB VTG SH  559222401      3,947     43,500 SH        DEFINED         1               0     43,500    0
MANULIFE FINANCIAL        COM         56501R106      7,494    192,000 SH        DEFINED         1               0    192,000    0
MASONITE INTL             COM         575384102        603     18,900 SH        DEFINED         1               0     18,900    0
METHANEX                  COM         59151K108        527     41,800 SH        DEFINED         1               0     41,800    0
MERIDIAN GOLD             COM         589975101        555     34,700 SH        DEFINED         1               0     34,700    0
MOORE WALLACE             COM         615857109      1,039     54,700 SH        DEFINED         1               0     54,700    0
NABORS INDUSTRIES, INC.   COM         G6359F103      8,864    237,900 SH        SOLE                      237,900          0    0
NAVISTAR INTL CORP        COM         63934E108      1,193     31,997 SH        SOLE                       31,997          0    0
OPEN TEXT CORP.           COM         683715106        315      6,800 SH        DEFINED         1               0      6,800    0
PAN AMERICAN SILVER       COM         697900108        236     18,300 SH        DEFINED         1               0     18,300    0
PETRO CDA                 COM         71644E101      4,987     95,000 SH        DEFINED         1               0     95,000    0
PETROKAZAKHSTAN           COM         71649P902        768     27,200 SH        DEFINED         1               0     27,200    0
QLT PHOTOTHERAPEUT        COM         746927102        520     24,000 SH        DEFINED         1               0     24,000    0
QUEBECOR PRINTING         COM         748203106      4,836    190,600 SH        DEFINED         1               0    190,600    0
RESEARCH IN MOTION        COM         760975102      1,089     21,100 SH        DEFINED         1               0     21,100    0
ROGERS WIRELESS           COM         788087102        102      4,900 SH        DEFINED         1               0      4,900    0
ROYAL BANK OF CDA         COM         788087102     14,910    250,800 SH        DEFINED         1               0    250,800    0
SMITHFIELD FOODS          COM         832248108     74,751  3,893,268 SH        SOLE                    3,893,268          0    0
STEINWAY MUSICAL INST.    COM         858495104     25,950  1,461,953 SH        SOLE                    1,461,953          0    0
SUNLIFE FINANCIAL         COM         866796105      5,595    191,285 SH        DEFINED         1               0    191,285    0
TELESYSTEM INTL           COM         879946507        139     23,700 SH        DEFINED         1               0     23,700    0
TESCO                     COM         88157K101        132     12,100 SH        DEFINED         1               0     12,100    0
TESMA INTL                SUB VTG SH  881908107      1,109     36,240 SH        DEFINED         1               0     36,240    0
THOMSON CORP              COM         88157K101      4,909    120,000 SH        DEFINED         1               0    120,000    0
TORONTO DOMINION BK       COM         891160509     13,422    351,000 SH        DEFINED         1               0    351,000    0
TRANSCANADA CORP          COM         89353D107      9,953    397,000 SH        DEFINED         1               0    397,000    0
VASOGEN                   COM         92232F103        163     21,600 SH        DEFINED         1               0     21,600    0
WESTCAST INDUSTRIES       COM         950813105         79      2,000 SH        DEFINED         1               0      2,000    0
WHEATON RIVER MINERALS    COM         262902102        452    167,900 SH        DEFINED         1               0    167,900    0
ZARLINK SEMICONDUCTOR     COM         989139100        238     45,100 SH        DEFINED         1               0     45,100    0